UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Mason Capital Management, LLC
Address: 110 East 59th Street, 10th Floor
New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Grizzetti
Title: Chief Financial Officer
Phone: (212) 771-1232

Signature, Place, and Date of Signing:

John Grizzetti	New York, New York	November 14, 2003
/s/ by Ambari Prakash with Express Permission	[City, State]	[Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* Reports Holdings for which confidential treatment is requested.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	3
Form 13F Information Table Value Total:	$48,826 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/PRN	PUT/ CALL	INVESTMENT DISCRETION	[OTHER MANAGERS]	VOTING AUTHORITY SOLE	SHARED	NONE
CIMA LABS, INC	COMMON STOCK	171796105	11,929	426,800			SOLE		X		
GREY GLOBAL GROUP INC	COMMON STOCK	39787M108	16,744	22,000			SOLE		X		
IGEN INTERNATIONAL INC	COMMON STOCK	449536101	20,153	350,000			SOLE		X		